Note 13 - Income (Loss) per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator
Net income (loss)	$(24,858)	$2,524	$(13,764)	$15,096
Preferred stock dividends	(138)	(138)	(276)	(276)
Net income (loss) applicable to common shares for basic and diluted earnings per share	$(24,996)	$2,386	$(14,040)	$14,820

Denominator
Basic weighted average common shares	303,566	285,312	294,317	285,303
Dilutive stock options and restricted stock	—	9,848	—	10,797
Diluted weighted average common shares	303,566	295,160	294,317	296,100
Basic earnings (loss) per common share
Net income (loss) applicable to common shares	$(0.08)	$0.01	$(0.05)	$0.05
Diluted earnings (loss) per common share
Net income (loss) applicable to common shares	$(0.08)	$0.01	$(0.05)	$0.05

	Year ended December 31,
	2012	2011	2010
Numerator
Net income	$14,954	$151,164	$48,983
Preferred stock dividends	(552)	(552)	(13,633)
Net income applicable to common shares	$14,402	$150,612	$35,350

Denominator
Basic weighted average common shares	285,375	280,956	251,146
Dilutive stock options, restricted stock, and warrants	12,191	16,077	18,455
Diluted weighted average common shares	297,566	297,033	269,601

Basic earnings per common share	$0.05	$0.54	$0.14
Diluted earnings per common share	$0.05	$0.51	$0.13

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year ended December 31,
	2012	2011	2010
Stock options	570,005	552,388	596,388